CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Operating Lease Commitments - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
The Group [member]
CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Operating Lease Commitments [Line Items]
Operating lease commitments	£ 2,060	£ 2,054
The Group [member] | Not later than one year [member]
CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Operating Lease Commitments [Line Items]
Operating lease commitments	276	275
The Group [member] | Later than one year and not later than five years [member]
CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Operating Lease Commitments [Line Items]
Operating lease commitments	807	845
The Group [member] | Later than five years [member]
CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Operating Lease Commitments [Line Items]
Operating lease commitments	977	934
The Bank [member]
CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Operating Lease Commitments [Line Items]
Operating lease commitments	1,141	1,093
The Bank [member] | Not later than one year [member]
CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Operating Lease Commitments [Line Items]
Operating lease commitments	147	153
The Bank [member] | Later than one year and not later than five years [member]
CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Operating Lease Commitments [Line Items]
Operating lease commitments	457	478
The Bank [member] | Later than five years [member]
CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Operating Lease Commitments [Line Items]
Operating lease commitments	£ 537	£ 462